CONSOLIDATED STATEMENTS OF EQUITY (unaudited) (Q1) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2012	$ 13	$ 86,133	$ 1,743	$ 155	$ 0	$ 88,044
Balance (in shares) at Dec. 31, 2012	13,378,000				0
Issuance of restricted common stock for services	$ 0	0	0	0	$ 0	0
Issuance of restricted common stock for services (in shares)	323,000				0
Stock-based compensation	$ 0	805	0	0	$ 0	805
Foreign currency translation	0	0	0	155	0	155
Net loss	0	0	(31,077)	0	0	(31,077)
Balance at Dec. 31, 2013	$ 13	86,938	(29,334)	310	0	$ 57,927
Balance (in shares) at Dec. 31, 2013	13,700,862					13,700,862
Issuance of restricted common stock for services	$ 0	0	0	0		$ 0
Issuance of restricted common stock for services (in shares)	90,000
Forfeiture of restricted common stock (in shares)	(66,000)
Forfeiture of restricted common stock	$ 0	0	0	0		0
Stock-based compensation	0	35	0	0		35
Foreign currency translation	0	0	0	109		109
Net loss	0	0	(10,071)	0		(10,071)
Balance at Mar. 31, 2014	$ 13	86,973	(39,405)	419		48,000
Balance (in shares) at Mar. 31, 2014	13,725,000
Balance at Dec. 31, 2013	$ 13	86,938	(29,334)	310	0	$ 57,927
Balance (in shares) at Dec. 31, 2013	13,700,862					13,700,862
Issuance of restricted common stock for services	$ 1	(1)	0	0	$ 0	$ 0
Issuance of restricted common stock for services (in shares)	190,000				166,000
Forfeiture of restricted common stock (in shares)	(97,000)				(97,000)
Forfeiture of restricted common stock	$ 0	0	0	0	$ 0	0
Forfeiture of founder shares	$ 0	0	0	0	$ 0	0
Forfeiture of founder shares (in shares)	(459,000)				(459,000)
Stock-based compensation	$ 0	769	0	0		769
Foreign currency translation	0	0	0	(1,039)		(1,039)
Net loss	0	0	(21,200)	0	$ 0	(21,200)
Balance at Dec. 31, 2014	$ 14	87,706	(50,534)	(729)	$ 0	$ 36,457
Balance (in shares) at Dec. 31, 2014	13,335,258				(390,000)	13,335,258
Forfeiture of restricted common stock (in shares)	(2,000)				(2,000)
Forfeiture of restricted common stock	$ 0	0	0	0	$ 0	$ 0
Forfeiture of founder shares	$ 0	0	0	0	$ 0	0
Forfeiture of founder shares (in shares)	(437,000)				(437,000)
Stock-based compensation	$ 0	194	0	0	$ 0	194
Foreign currency translation	0	0	0	(369)	0	(369)
Net loss	0	0	(10,630)	0	0	(10,630)
Balance at Mar. 31, 2015	$ 14	$ 87,900	$ (61,164)	$ (1,098)	$ 0	$ 25,652
Balance (in shares) at Mar. 31, 2015	12,896,000				(829,000)	12,895,772